Earnings per share - Schedule of Basic and Diluted Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income/(loss)	€ 11,220	€ (23,698)	€ (164,476)
Weighted average shares of Class A and Class B common stock outstanding:
Basic (in shares)	352,297,000	349,622,000	344,937,000
Diluted (in shares)	357,589,000	349,622,000	344,937,000
Net income/(loss) per share:
Basic (in Euro per share)	€ 0.03	€ (0.07)	€ (0.48)
Diluted (in Euro per share)	€ 0.03	€ (0.07)	€ (0.48)